Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Gross carrying value	¥ 1,493,071		¥ 1,659,036
Accumulated amortization and impairment	(1,183,537)		(1,222,351)
Net carrying value	309,534	$ 43,597	436,685
Intellectual Property Rights
Finite Lived Intangible Assets [Line Items]
Gross carrying value	510,697		532,184
Accumulated amortization and impairment	(328,218)		(252,647)
Net carrying value	182,479	25,702	279,537
Published Mobile Games
Finite Lived Intangible Assets [Line Items]
Gross carrying value	396,888		514,664
Accumulated amortization and impairment	(396,888)		(514,664)
Net carrying value	0	0	0
Trademarks
Finite Lived Intangible Assets [Line Items]
Gross carrying value	165,262		165,404
Accumulated amortization and impairment	(123,378)		(120,809)
Net carrying value	41,884	5,899	44,595
Online Literature
Finite Lived Intangible Assets [Line Items]
Gross carrying value	116,837		141,758
Accumulated amortization and impairment	(92,751)		(110,109)
Net carrying value	24,086	3,392	31,649
Domain Names
Finite Lived Intangible Assets [Line Items]
Gross carrying value	185,558		185,558
Accumulated amortization and impairment	(130,956)		(123,491)
Net carrying value	54,602	7,691	62,067
Technology
Finite Lived Intangible Assets [Line Items]
Gross carrying value	101,000		101,730
Accumulated amortization and impairment	(101,000)		(90,688)
Net carrying value	0	0	11,042
Others
Finite Lived Intangible Assets [Line Items]
Gross carrying value	16,829		17,738
Accumulated amortization and impairment	(10,346)		(9,943)
Net carrying value	¥ 6,483	$ 913	¥ 7,795